Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2026
Cash and cash equivalents [abstract]
Cash and cash equivalents

Note 7. Cash and cash equivalents

The components of cash and cash equivalents are as follows:

	June 30, 2026	December 31, 2025
Cash and cash equivalents	5,556	12,792
Short-term investments	4,258	659
Total	9,814	13,451

Short-term investments in the Group consist of liquid investments earning interest based on 80% of CDI for both the period ended June 30, 2026, and year ended December 31, 2025. The short-term investments may be redeemed at any time, at the Company’s request, without substantial modification of its values.